PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2019		Dec. 31, 2018
Other receivable(1)	$ 234,710	[1]	$ 94,106	[2]
Interest receivable(2)	0	[3]	163,502	[4]
Others prepaid expenses(3)	104,550	[5]	28,444
Subtotal	339,260		286,052
Allowance for doubtful accounts	0		0
Prepaid expenses and other current assets, net	$ 339,260		$ 286,052

[1]	Other receivable primarily include short-term advances to employees for business development, which are normally expensed within three months when invoices and other supporting documents been submitted for reimbursement, and rental security deposit for the Company's headquarter office in Beijing.
[2]	On March 19, 2017, the Company advanced a short-term loan in the amount of $1,997,726 (RMB 13 million) to a non-related third party, Jinjiang Hengfeng Trading Co., Ltd.("Hengfeng"), as working capital, bearing interest rate of 4.8% per annum with maturity date of September 19, 2017. Immediate before the loan maturity, on September 5, 2017, the Company and Hengfeng signed a supplemental agreement to extend the loan maturity to December 19, 2018 with adjusted interest rate of 5% per annum. The Company accrued interest receivable of $163,502 as of December 31, 2018, which has been fully collected in February 2019.
[3]	On March 19, 2017, the Company advanced a short-term loan in the amount of $1,997,726 (RMB 13 million) to a non-related third party, Jinjiang Hengfeng Trading Co., Ltd.("Hengfeng"), as working capital, bearing interest rate of 4.8% per annum with maturity date of September 19, 2017. Immediate before the loan maturity, on September 5, 2017, the Company and Hengfeng signed a supplemental agreement to extend the loan maturity to December 19, 2018 with adjusted interest rate of 5% per annum. The Company accrued interest receivable of $163,502 as of December 31, 2018, which has been fully collected in February 2019.
[4]	Other prepaid expenses include prepaid advertising expense and prepaid utility expense, which are amortized over the service periods.
[5]	Other prepaid expenses include prepaid advertising expense and prepaid utility expense, which are amortized over the service periods.